Property Plant and Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Land and land improvements	$ 865,700	$ 849,704
Mineral reserves and interests	1,001,295	990,438
Buildings	144,076	157,233
Machinery and equipment	3,473,826	3,568,342
Construction in progress	128,301	125,959
Gross property, plant and equipment	5,613,198	5,691,676
Less allowances for depreciation, depletion and amortization	(2,457,198)	(2,288,906)
Total	$ 3,156,000	$ 3,402,770